SUBSEQUENT EVENTS - Additional Information (Details) - USD ($)					12 Months Ended
	Feb. 02, 2022	Feb. 01, 2022	Jan. 28, 2022	Dec. 09, 2020	Dec. 31, 2020	Jan. 21, 2022	Jan. 03, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)					$ 0.0001			$ 0.0001
Debt Conversion, Converted Instrument, Shares Issued				5,800,000	94,266
Debt conversion, converted instrument, shares issued (in shares)				5,800,000	94,266
Subsequent Event
Subsequent Event [Line Items]
Reverse stock split of common stock			1:5,000 reverse stock split
Common stock, par value (in dollars per share)			$ 0.0001
Debt Conversion, Converted Instrument, Shares Issued		2,600,000
Number of preferred stock converted		1,300
Debt conversion, converted instrument, shares issued (in shares)		2,600,000
Subsequent Event | B D I Convertible Notes
Subsequent Event [Line Items]
Convertible Notes Payable						$ 1,000,000
Aggregate principal amount of notes outstanding		$ 7,900,000
Debt Conversion, Converted Instrument, Shares Issued		15,800,000
Debt conversion, converted instrument, shares issued (in shares)		15,800,000
Aggregate principal amount issued		$ 7,900,000
Subsequent Event | Tube Solar Convertible Note
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		4,800,000
Number of preferred stock converted		2,400
Debt conversion, converted instrument, shares issued (in shares)		4,800,000
Subsequent Event | Nanyang Convertible Note
Subsequent Event [Line Items]
Aggregate principal amount of notes outstanding	$ 600,000
Debt Conversion, Converted Instrument, Shares Issued	1,200,000
Debt conversion, converted instrument, shares issued (in shares)	1,200,000
Aggregate principal amount issued	$ 600,000
Subsequent Event | Fleur Convertible Note
Subsequent Event [Line Items]
Aggregate principal amount of notes outstanding	$ 700,000
Debt Conversion, Converted Instrument, Shares Issued	1,400,000
Debt conversion, converted instrument, shares issued (in shares)	1,400,000
Aggregate principal amount issued	$ 700,000
Subsequent Event | Fleur Capital Pte Ltd [Member] | B D I Convertible Notes
Subsequent Event [Line Items]
Convertible Notes Payable							$ 1,000,000